INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES

16. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding companies, WXAT BVI and WX (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, WXAT BVI and WX (BVI) Ltd. are not subject to income tax.

Hong Kong Taxation

Certain of the Company’s subsidiaries, including Shanghai AppTec (HK) Ltd., Wuxi AppTec (HK) Ltd. and STAHK, are incorporated in Hong Kong and were subject to Hong Kong profit tax at a rate of 16.5% in 2013.

PRC Taxation

Under the PRC’s Unified Enterprise Income Tax Law (“EIT Law”), Foreign-Invested Enterprises (“FIEs”) and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the EIT Law, entities that qualify as High and New Technology Enterprises (“HNTEs”) supported by the PRC government benefit from a tax rate of 15% compared to the uniform tax rate of 25%.

WXAT is an FIE engaged in manufacturing, with a business term of over ten years, and this subsidiary is registered in the Wuxi Taihu National Tourist Resort Zone. Effective January 1, 2008, it is entitled to enjoy a 15% preferential tax rate as an HNTE. In December 2011, WXAT successfully renewed its certificate as an HNTE. The Shanghai branch of WXAT, located in the Shanghai Waigaoqiao Free Trade Zone, is subject to the same income tax rate as WXAT.

WASH, a manufacturing FIE located in the Shanghai Waigaoqiao Free Trade Zone, began its transition periods in accordance with the EIT Law, resulting in income tax rates of 9%, 10%, and 11% for the years ended December 31, 2008, 2009 and 2010, respectively. In 2008, WASH was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASH applied the transition period tax rate in 2010 and started to enjoy the preferential tax rate of 15% as an HNTE for 2011, 2012 and 2013.

STA, WATJ and WASZ, which are located in Shanghai, Tianjin and Suzhou, respectively, are entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”), and started to kick off “2+3 tax holiday” in 2008. As such, these three subsidiaries were subject to income tax rates of 0%, 0%, 12.5%, 12.5% and 12.5% for 2008, 2009, 2010, 2011 and 2012, respectively. In 2008, these three companies were recognized as HNTEs and successfully renewed certificates as HNTEs in 2011, making them eligible to enjoy a 15% preferential tax rate as HNTEs from 2008 to 2013. However, according to the relevant transitional rule of the EIT Law, the companies could only elect to apply one favorable preferential tax treatment, which resulted in the applicable EIT rate of 12.5% for 2011 and 2012, and the companies started to enjoy the preferential tax rate of 15% as an HNTE for 2013.

STA R&D, which is located in Shanghai, is entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”), which began in 2011. As such, STA R&D was and will be subject to income tax rates of 0%, 0%, 12.5%, 12.5% and 12.5% for 2011, 2012, 2013, 2014 and 2015, respectively.

WAWH, located in Wuhan, was incorporated in November 2010, Abgent Suzhou, located in Suzhou, was acquired in October 2011. In 2012, they two were qualified as HNTEs, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2012 to 2014. WXBIO, located in Wuxi, was incorporated in May 2010, was qualified as an NHTE for the year ended December 31, 2012, and enjoyed and will enjoy the preferential tax rate of 15% from 2013 to 2015.

Other subsidiaries incorporated in the PRC are subjected to the uniform tax rate of 25% for the years ended December 31, 2012, 2013 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc. and WuXi AppTec, Inc. are registered in Delaware. Chemdepo, which was acquired in March 2011, is registered in California. Abgent, Inc., which was acquired in October 2011, is registered in California. They are subject to a U.S. federal corporate marginal income tax rate of 34%. Their subsidiaries operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2011	2012	2013
Current tax expense:
PRC	$14,108	$14,616	$17,054
United States	117	96	1,650
Other	89	57	(174)
Deferred tax expense:
PRC	(1,292)	(1,379)	1,317
United States	3,586	4,002	3,661
Other	(2)	1	(44)

Income tax expense	$16,606	$17,393	$23,464

The principal components of the deferred income tax assets / liabilities are as follows:

	As of December 31,
	2012	2013
Current deferred tax assets:
Bad debt provision	$185	222
Inventory write down	644	1
Prepaid expenses and accruals	116	52
Bonus accrual	2,213	2,935
Net operating loss	4,545	1,142
Other	1,352	1,646
Less: valuation allowance	—	(9)

Subtotal	$9,055	$5,989
Noncurrent deferred tax assets:
Net operating loss carryforwards	2,805	595
Other	232	235
Less: valuation allowance	—	(579)

Subtotal	$3,037	$251

Total deferred tax assets	$12,092	$6,240

	As of December 31,
	2012	2013
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$64	$329
Others	688	(17)

Subtotal	$752	$312

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,707	1,579
Others	1,447	1,828
Subtotal	$4,154	$3,407

Total deferred tax liabilities	$4,906	$3,719

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2011	2012	2013
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	3.3%	3.4%	1.8%
Expenses not deductible for tax purposes:
Entertainment expenses	0.2%	0.2%	0.1%
Investment income under equity method	—	—	0.8%
Welfare expenses	—	—	0.1%
Goodwill impairment	—	0.4%	0.0%
Decrease of unrecognized tax benefit	—	(0.7)%	0.0%
Valuation allowance impact	—	—	0.4%
Other expenses	0.1%	(0.7)%	0.4%
Tax exemption and tax relief:
Reduced tax rate for tax holiday	(2.2)%	(2.2)%	(1.6)%
Reduced tax rate for HNTEs	(8.2)%	(7.7)%	(8.7)%
Deferred tax effect due to tax rate change	(1.1)%	(0.3)%	0.6%
Tax true-up	(0.1)%	(0.7)%	(1.9)%
Effective tax rate	17.0%	16.7%	17.0%

The Company determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit, based solely on the technical merits of the position. As of December 31, 2011, the Company had recorded uncertain tax benefits of approximately $1.8 million, mainly associated with inventory obsolescence and interest on intercompany loans. During 2012, the Company entered into a settlement with the relevant tax authorities that resolved the tax benefits associated with acquisition of Abgent, and as a result approximately $1.1 million was reclassified as a deferred tax liability. In addition, uncertain tax positions of approximately $0.7 million relating to interest expense on an intercompany loan were effectively settled due to the lapse of the statute of limitations. As of December 31, 2012, the balance of uncertain tax benefits was zero and no movements during 2013.

As of December 31, 2013, the Company’s PRC subsidiaries had approximately $480.5 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008, are exempt from PRC dividend withholding tax.

As of December 31, 2013, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $6.8 million, which will expire between 2014 and 2018, if not used.

As of December 31, 2013, the Company’s U.S. subsidiaries had state gross operating loss carryforwards of $2.7 million, which expire between 2024 and 2032.

For the years ended December 31, 2013, a valuation allowance of $0.6 million was provided. The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2013 on non-transfer-pricing matters, and from the inception of the Company through 2013 on transfer-pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2010 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2011	2012	2013
Aggregate amount:	$2,093	$2,361	$3,382
Per share effect—basic	0.00	0.00	0.01
Per share effect—diluted	0.00	0.00	0.01